Citi Fund Services
800 Boylston Street, 24th Floor
Boston, Massachusetts 02199

February 28, 2019

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Access One Trust
File Nos. 333-119022 and 811-21634
Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of Access One Trust (the “Trust”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 56 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on February 27, 2019 (Accession No. 0001628280-19-002153).

Questions related to this filing may be directed to my attention at (617) 859-3439 or, in my absence, to Kristen Freeman, ProFund Advisors LLC, at (240) 497-6400.

Sincerely,

/s/ Jennifer A. English
Jennifer A. English